Other operating income (expenses), net	12 Months Ended
Dec. 31, 2025
Other Operating Income Expenses Net
Other operating income (expenses), net

33	Other operating income (expenses), net

	2025	2024	2023

Other operating income, net[1]	507,014	59,063	99,307
Other operating expenses	(232,283)	(339,513)	(71,382)
Other operating income (expenses), net	274,731	(280,450)	27,925
[1]	Includes the recognition of out-of-period tax credits related to PIS and COFINS, resulting from the Company’s ordinary operations. Refer to Note 20.

Other operating income includes revenue from the sale of property, plant and equipment, right to sell electricity, indemnities and reimbursement of expenses, contractual fines and guarantees, property leases, reuse water, PURA projects and services, exclusivity agreement and bank commissions,

Other operating expenses usually include the derecognition of concession assets due to obsolescence, discontinued construction works, unproductive wells, projects considered economically unfeasible, losses on property, plant and equipment, estimated losses on operational assets and asset indemnification. In 2025, there was recognition of R$ 38,260 related to the write-off of operating assets.